Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices for Granting Certain Equity Awards
Our practices regarding the granting of equity awards are designed to ensure compliance with applicable securities laws and to maintain the integrity of our compensation program. The Compensation Committee is responsible for the timing and terms of equity awards to executives. The Compensation Committee reviews its policies and practices related to equity awards to ensure they are consistent with the general standards of corporate governance and continue to serve the best interests of the Company and its stockholders.
The Company typically grants annual equity awards, including stock options to executive officers in the spring of each year in conjunction with regular Board and Compensation Committee meetings. For newly hired executive officers, equity awards, including stock options, are typically granted within approximately one month following their hire date. The Compensation Committee does not take material non-public information ("MNPI") into account when determining the timing and terms of equity awards, including stock options, and the Company does not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	Compensation Committee does not take material non-public information ("MNPI") into account when determining the timing and terms of equity awards, including stock options, and the Company does not time the disclosure of MNPI for the purpose of affecting the value of executive comp
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee does not take material non-public information ("MNPI") into account when determining the timing and terms of equity awards, including stock options, and the Company does not time the disclosure of MNPI for the purpose of affecting the value of executive comp
MNPI Disclosure Timed for Compensation Value	false